COMMITMENTS AND CONTINGENCIES (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Terminated without Cause [Member] | Chief Executive Officer [Member]
Severance Provision And Indemnification Charges	$ 1,557
Terminated without Cause [Member] | Chief Operating Officer [Member]
Severance Provision And Indemnification Charges	851
Terminated without Cause [Member] | Vice President Finance, Treasurer and Principal Accounting Officer [Member]
Severance Provision And Indemnification Charges	294
Terminated Change of Control without Good Reason [Member] | Chief Executive Officer [Member]
Severance Provision And Indemnification Charges	1,557
Terminated Change of Control without Good Reason [Member] | Chief Operating Officer [Member]
Severance Provision And Indemnification Charges	0
Terminated Change of Control without Good Reason [Member] | Vice President Finance, Treasurer and Principal Accounting Officer [Member]
Severance Provision And Indemnification Charges	0
Terminated for Cause Death Disability and by Executive with Good Reason [Member] | Chief Executive Officer [Member]
Severance Provision And Indemnification Charges	330
Terminated for Cause Death Disability and by Executive with Good Reason [Member] | Chief Operating Officer [Member]
Severance Provision And Indemnification Charges	289
Terminated for Cause Death Disability and by Executive with Good Reason [Member] | Vice President Finance, Treasurer and Principal Accounting Officer [Member]
Severance Provision And Indemnification Charges	$ 144